Goodwill and intangible assets with indefinite useful lives - schedule of goodwill and intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,192	€ 3,136
Acquisitions through business combinations, intangible assets and goodwill		0
Transfers to Assets held for sale		0
Translation differences and Other	(268)	56
Intangible assets and goodwill	2,924	3,192
Acquisitions through business combinations, intangible assets and goodwill		0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11,065	10,834
Acquisitions through business combinations, intangible assets and goodwill		34
Transfers to Assets held for sale		(11)
Translation differences and Other	(934)	208
Intangible assets and goodwill	10,131	11,065
Acquisitions through business combinations, intangible assets and goodwill		34
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	11,439	11,254
Acquisitions through business combinations, intangible assets and goodwill		34
Transfers to Assets held for sale		(11)
Translation differences and Other	(1,190)	162
Intangible assets and goodwill	10,249	11,439
Acquisitions through business combinations, intangible assets and goodwill		34
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(374)	(420)
Acquisitions through business combinations, intangible assets and goodwill		0
Transfers to Assets held for sale		0
Translation differences and Other	256	46
Intangible assets and goodwill	(118)	(374)
Acquisitions through business combinations, intangible assets and goodwill		0
Goodwill and intangible assets with indefinite useful lives
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	14,257	13,970
Acquisitions through business combinations, intangible assets and goodwill		34
Transfers to Assets held for sale		(11)
Translation differences and Other	(1,202)	264
Intangible assets and goodwill	€ 13,055	14,257
Acquisitions through business combinations, intangible assets and goodwill		€ 34